Other financial assets - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Decrease in restricted fund charge	$ 7	£ 5
Other financial assets	214		$ 219
Trade deposits and loans
Disclosure of financial assets [line items]
Gross amounts of trade deposits and loans	56		51
Provision for expected credit loss allowance financial assets	5		3
Other financial assets
Disclosure of financial assets [line items]
Other financial assets	$ 53		$ 50